UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811 - 09821

Allied Asset Advisors Funds
(Exact name of Registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 29, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS 97.8%
Aerospace 0.8%
United Technologies Corp.	4,400	$310,244

Air Freight & Logistics 1.3%
United Parcel Service, Inc. - Class B	7,000	491,680

Auto Components 1.9%
LKQ Corp. (a)	8,000	169,920
Magna International Inc. - Class A	8,000	585,680
		755,600

Automobiles 0.1%
Harley-Davidson, Inc.	1,200	44,592

Beverages 2.8%
The Coca-Cola Co.	8,500	496,910
PepsiCo, Inc.	8,500	591,260
		1,088,170

Biological Products, Except Diagnostic Substances 0.5%
QIAGEN N.V. (a)	8,500	186,915

Biotechnology 3.9%
Amgen, Inc. (a)	10,000	455,200
Celgene Corp. (a)	7,000	394,590
Genentech, Inc. (a)	2,000	151,500
Gilead Sciences, Inc. (a)	10,500	496,860
Waters Corp. (a)	500	29,805
		1,527,955

Building Products 1.3%
American Woodmark Corp.	8,300	157,534
Apogee Enterprises, Inc.	6,500	100,035
Simpson Manufacturing Co., Inc.	10,000	239,600
		497,169

Chemicals 1.2%
Monsanto Co.	2,000	231,360
Sigma-Aldrich Corp.	1,000	55,020
Syngenta AG - ADR	3,500	200,620
		487,000

Commercial Services 1.8%
Career Education Corp. (a)	5,000	74,250
Copart, Inc. (a)	15,000	624,900
		699,150

Commercial Services & Supplies 1.2%
The Brink's Co.	5,500	368,115
CoStar Group Inc. (a)	2,000	83,040
		451,155

Communications Equipment 4.3%
Cisco Systems, Inc. (a)	9,000	219,330
Corning Inc.	19,000	441,370
Harmonic, Inc. (a)	9,000	80,190
Plantronics, Inc.	500	9,430
Research In Motion Ltd. (a)(b)	9,000	934,200
		1,684,520

Computers & Peripherals 5.0%
Apple Inc. (a)	5,200	650,104
EMC Corp. (a)	8,500	132,090
Hewlett-Packard Co.	15,000	716,550
International Business Machines Corp. (IBM)	4,000	455,440
		1,954,184

Construction & Engineering 4.8%
Aecom Technology Corp. (a)	7,000	181,440
Foster Wheeler Ltd. (a)(b)	8,000	523,600
Granite Construction Inc.	5,000	150,950
McDermott International, Inc. (a)(b)	9,000	469,980
Quanta Services, Inc. (a)	9,000	214,920
The Shaw Group Inc. (a)	5,000	321,900
Vulcan Materials Co.	500	35,050
		1,897,840

Distributors 0.1%
Genuine Parts Co.	1,100	45,375

Diversified Telecommunication Services 1.4%
Chunghwa Telecom Co. Ltd. - ADR	7,500	184,050
Deutsche Telekom AG - ADR	20,000	377,800
		561,850

Drilling Oil And Gas Wells 0.6%
Pioneer Drilling Co. (a)	16,300	218,583

Electrical Equipment 1.0%
Acuity Brands, Inc.	8,000	355,280
Rockwell Automation, Inc.	700	38,297
		393,577

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc. (a)	3,300	101,013
AVX Corp.	500	6,270
Jabil Circuit, Inc.	500	6,460
ScanSource, Inc. (a)	3,000	101,910
Trimble Navigation Ltd. (a)	2,000	54,680
		270,333

Energy Equipment & Services 4.3%
Core Laboratories N.V. (a)(b)	2,000	243,200
ENSCO International, Inc.	500	29,920
GulfMark Offshore, Inc. (a)	2,000	101,320
Helmerich & Payne, Inc.	10,000	448,300
Noble Corp.	1,000	49,150
Patterson-UTI Energy, Inc.	19,000	450,870
Rowan Companies, Inc.	500	20,155
Schlumberger Ltd.(b)	4,000	345,800
		1,688,715

Food & Staples Retailing 0.3%
CVS Caremark Corp.	2,800	113,064

Food Products 0.9%
Lance, Inc.	4,000	67,000
Nestle SA - ADR	1,766	211,275
Peet's Coffee & Tea Inc. (a)	4,000	93,640
		371,915

Gold Ores 0.3%
FNX Mining Co. Inc. (a)(b)	3,000	98,340

Health Care Equipment & Supplies 0.5%
C.R. Bard, Inc.	1,000	94,790
DENTSPLY International, Inc.	1,000	39,040
Stryker Corp.	1,000	65,110
		198,940

Health Care Providers & Services 1.1%
Cardinal Health, Inc.	1,650	97,581
Healthways, Inc. (a)	4,000	137,400
Lincare Holdings, Inc. (a)	1,000	32,500
PSS World Medical, Inc. (a)	7,000	122,500
UnitedHealth Group, Inc.	1,000	46,480
		436,461

Health Care Technology 0.0%
Hlth Corp. (a)	1,000	11,840

Help Supply Services 0.1%
Barrett Business Services, Inc.	3,500	56,700

Hotels Restaurants & Leisure 0.5%
Ctrip.com International Ltd. - ADR	2,500	151,550
Home Inns & Hotels Management, Inc. - ADR (a)	2,000	54,080
		205,630

Household Durables 0.4%
Brookfield Homes Corp.	10,050	153,262

Household Products 1.9%
Colgate-Palmolive Co.	2,000	152,180
Kimberly-Clark Corp.	2,000	130,360
Procter & Gamble Co.	7,000	463,260
		745,800

Industrial Conglomerates 0.6%
3M Co.	3,000	235,200

Internet Software & Services 3.1%
Google Inc. (a)	1,800	848,124
Yahoo! Inc. (a)	14,000	388,920
		1,237,044

IT Services 1.4%
Automatic Data Processing, Inc.	11,500	459,425
Convergys Corp. (a)	500	7,220
Paychex, Inc.	1,200	37,752
Western Union Co.	3,000	62,400
		566,797

Machinery 6.3%
American Railcar Industries, Inc.	6,000	149,040
Ampco-Pittsburgh Corp.	3,500	132,510
Bucyrus International, Inc. - Class A	2,000	199,760
CIRCOR International, Inc.	7,500	341,625
Graco Inc.	10,500	364,455
Illinois Tool Works, Inc.	7,000	343,490
Kaydon Corp.	7,000	298,970
The Manitowoc Co., Inc.	7,500	305,550
Pall Corp.	500	19,685
Westinghouse Air Brake Technologies Corp.	9,000	311,490
		2,466,575

Management Consulting Services 1.4%
ABB Ltd. - ADR	21,500	538,360

Media 0.8%
Getty Images, Inc. (a)	9,600	308,736
John Wiley & Sons, Inc. - Class A	500	18,240
		326,976
Medical Devices 0.3%
Intuitive Surgical, Inc. (a)	400	112,768

Medical, Dental, And Hospital Equipment And Supplies 0.2%
HealthTronics Inc. (a)	23,000	83,950

Metal Mining Services 0.6%
Yamana Gold Inc.	12,293	221,151

Metals & Mining 4.6%
AMCOL International Corp.	3,000	86,460
Brush Engineered Materials Inc. (a)	6,000	166,680
Cleveland-Cliffs Inc.	4,000	477,840
Compania de Minas Buenaventura S.A. - ADR	1,500	114,045
Freeport-McMoRan Copper & Gold, Inc.	2,000	201,720
Haynes International, Inc. (a)	3,500	198,835
Kaiser Aluminum Corp.	5,000	366,750
Schnitzer Steel Industries, Inc.	3,000	196,410
		1,808,740

Multiline Retail 0.9%
99 Cents Only Stores (a)	23,500	218,315
J.C. Penney Co., Inc.	3,000	138,630
		356,945

Office Electronics 1.1%
CANON Inc. - ADR	9,500	426,170

Oil & Gas 10.0%
BG Group PLC - ADR	2,500	296,394
Bois d' Arc Energy, Inc. (a)	5,000	107,350
Chevron Corp.	5,500	476,630
Cimarex Energy Co.	2,000	105,400
EOG Resources, Inc.	6,400	761,536
Exxon Mobil Corp.	7,500	652,575
Murphy Oil Corp.	2,000	160,760
Occidental Petroleum Corp.	5,000	386,850
Plains Exploration & Production Co. (a)	2,000	108,000
Royal Dutch Shell PLC - Class A - ADR	4,500	321,525
Royal Dutch Shell PLC - Class B - ADR	2,309	161,722
StatoilHydro ASA - ADR	10,000	305,400
Total SA - ADR	1,000	75,390
		3,919,532

Oil And Gas Field Machinery And Equipment 0.7%
Tesco Corp. (a)(b)	11,500	283,245

Oil, Gas & Consumable Fuels 0.6%
Arena Resources, Inc. (a)	6,000	242,880

Personal Products 0.4%
Avon Products, Inc.	1,600	60,896
Mannatech, Inc.	11,000	85,580
		146,476

Pharmaceuticals 6.9%
Abbott Laboratories	5,600	299,880
Alcon, Inc. (b)	1,500	217,095
AstraZeneca PLC - ADR	1,000	37,630
Bristol-Myers Squibb Co.	19,000	429,590
Eli Lilly & Co.	8,000	400,160
Forest Laboratories, Inc. (a)	2,000	79,540
Genzyme Corp. (a)	1,000	70,920
Johnson & Johnson	3,000	185,880
Merck & Co. Inc.	8,500	376,550
Pfizer, Inc.	15,000	334,200
Schering-Plough Corp.	2,400	52,080
Wyeth	5,300	231,186
		2,714,711

Real Estate Management & Development 0.1%
E-House China Holdings Ltd. - ADR (a)	3,000	48,780

Road & Rail 1.0%
Genesee & Wyoming Inc. - Class A (a)	11,500	356,500
Providence and Worcester Railroad Co.	2,000	39,300
		395,800

Semiconductor & Semiconductor Equipment 2.2%
Cree, Inc. (a)	500	15,450
Cypress Semiconductor Corp. (a)	22,000	478,280
Integrated Device Technology, Inc. (a)	650	5,454
Intel Corp.	6,000	119,700
Microchip Technology, Inc.	750	23,085
Micron Technology, Inc. (a)	8,000	60,160
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	18,000	175,320
Verigy Ltd. (a)(b)	220	4,422
		881,871

Software 4.3%
Adobe Systems, Inc. (a)	1,690	56,868
Electronic Arts, Inc. (a)	1,250	59,113
Microsoft Corp.	20,000	544,400
Nintendo Co., Ltd - ADR (a)	2,000	128,236
Salesforce.com, Inc. (a)	10,000	597,200
Symantec Corp. (a)	18,000	303,120
		1,688,937

Specialty Retail 4.1%
Bed Bath & Beyond, Inc. (a)	10,000	283,400
Best Buy Co., Inc.	2,500	107,525
Charming Shoppes, Inc. (a)	29,500	162,545
Circuit City Stores, Inc.	20,000	88,400
DSW Inc. - Class A (a)	3,000	54,630
Foot Locker, Inc.	29,000	356,700
O'Reilly Automotive, Inc. (a)	4,000	107,840
Pacific Sunwear Of California (a)	6,000	66,960
Ross Stores, Inc.	2,000	55,700
The TJX Companies, Inc.	10,000	320,000
		1,603,700

Textiles, Apparel & Luxury Goods 0.8%
Gildan Activewear Inc. (a)(b)	2,000	75,420
K-Swiss Inc. - Class A	11,000	159,610
Nike, Inc. - Class B	1,500	90,300
		325,330

Water Supply 0.2%
Pure Cycle Corp. (a)	12,500	82,750

Wireless Telecommunication Services 0.2%
Vodafone Group Plc - ADR	2,500	80,575

TOTAL COMMON STOCKS (Cost $37,485,710)		38,441,822

Total Investments (Cost $37,485,710) 97.8%		38,441,822
Other Assets in Excess of Liabilities 2.2%		875,941
TOTAL NET ASSETS 100.0%		$39,317,763

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 29, 2008 was as follows*:

Cost of investments	$ 37,485,710
Gross unrealized appreciation	4,837,071
Gross unrealized depreciation	(3,880,959)
Net unrealized depreciation	$ 956,112

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By /s/ Bassam Osman
                            Bassam Osman, President

Date  4/10/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bassam Osman
                            Bassam Osman, President

Date  4/10/08

By /s/ Mohammad Bahseeruddin
                            Mohammad Bahseeruddin, Treasurer

Date  4/10/08